Disposal of Subsidiaries and Discontinued Operation - Schedule of Condensed Cash Flows (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 14, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Cash Flows [Abstract]
Net cash provided by/(used) in operating activities	$ (19,467)	$ (19,467)	$ (641,425)
Net cash used in investing activities	(6,971)	641,684	(10,293)
Net cash (used in)/provided by financing activities	$ 76,901	$ 76,901	$ 277,227